INTANGIBLE ASSETS AND GOODWILL, NET (Details 3) S/ in Thousands, $ in Thousands	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill | $		$ 1,464,372		$ 1,342,890	$ 1,324,541
Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 88,455	$ 88,455	S/ 98,746
Credicorp Capital Colombia [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	47,886		52,635
Credicorp Capital Holding Chile - Inversiones IMT [Member] | Fund manager contract [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	S/ 40,569		S/ 46,111